Basis of preparation	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Basis of preparation
2.	Basis of preparation
Compliance with International Financial Reporting Standards
The consolidated financial statements of Sony have been prepared in accordance with IFRS
®
Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). The term IFRS Accounting Standards also includes IAS
®
Standards, SIC
®
Interpretations and IFRIC
®
Interpretations.
Approval of consolidated financial statements
The consolidated financial statements were approved by Hiroki Totoki, President and Chief Executive Officer and Representative Corporate Executive Officer, and Lin Tao, Chief Financial Officer and Corporate Executive Officer, on June 18, 2026.
Functional currency and presentation currency
The consolidated financial statements have been presented in Japanese yen, which is the functional currency of Sony Group Corporation. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen.
Use of estimates and judgments
The preparation of the consolidated financial statements in accordance with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities. Actual results could differ from these estimates and assumptions. These estimates and assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments that have been made in the process of applying accounting policies that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Measurement of insurance contract liabilities (Note 3 I. Material accounting policies (11) and Note 13)
Information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Impairment of non-financial assets (Note 3 I. Material accounting policies (10) and Note 12)

•	Measurement of film costs and participation and residual liabilities in the Pictures segment (Note 3 I. Material accounting policies (9) and (12), Note 11, and Note 18)

•	Recoverability of deferred tax assets (Note 3 I. Material accounting policies (24) and Note 25)

•	Measurement of fair value of assets acquired and liabilities assumed in business combinations (Note 3 I. Material accounting policies (2) and Note 30)

Change in presentation
In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Income and loss related to a business classified as a discontinued operation are separately presented, net of income taxes, following net income from continuing operations, in the consolidated statements of income. In accordance with the classification of the Financial Services business as a discontinued operation, the consolidated statements of income, consolidated statements of comprehensive income, consolidated statements of cash flows, and related notes to the consolidated financial statements for comparative periods have been re-presented
separately for continuing operations and discontinued operations. In the consolidated statements of cash flows, cash flows from operating, investing and financing activities are presented separately for continuing operations and discontinued operations. For further information on discontinued operations, refer to Note 33.
As a result of the execution of the Partial
Spin-off
of the Financial Services business, “Lease liabilities,” which had previously been included within “Current portion of long-term debt” and “Long-term debt,” have increased in materiality and are presented as a separate caption in the consolidated statements of financial position as of March 31, 2026. In addition, due to this change, “Payments of lease liabilities,” which had been included within “Payments of long-term debt,” are presented separately in the consolidated statements of cash flows for the fiscal year ended March 31, 2026. Furthermore, “Contract liabilities,” which had previously been included within “Other current liabilities,” have also increased in materiality and are presented separately in the consolidated statements of financial position as of March 31, 2026. Corresponding reclassifications have been made to the consolidated statements of financial position as of the end of the fiscal year ended March 31, 2025 and to the consolidated statements of cash flows for the fiscal years ended March 31, 2025 and 2024 to conform to these changes in presentation.